PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 25,401	¥ 176,839	¥ 185,433	¥ 162,023
Less: Accumulated depreciation	(16,192)	(112,727)	(88,238)	(56,521)
Property and equipment, net	9,209	64,112	97,195	105,502
Electronics and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	6,581	45,816	54,615	43,315
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	1,681	11,706	11,893	11,804
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 17,139	¥ 119,317	¥ 118,925	¥ 106,904